Borrowings (Details) $ in Thousands	1 Months Ended	4 Months Ended	6 Months Ended
	Jan. 31, 2020 USD ($)	Apr. 23, 2019 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)
Debt Instrument [Line Items]
Amount outstanding			$ 61,975	$ 169,819
Secured credit facilities
Debt Instrument [Line Items]
Repayment frequency			quarterly
Debt variable rate basis			LIBOR plus spread
Amount outstanding			$ 61,975	154,819
Secured credit facilities | Minimum
Debt Instrument [Line Items]
Expiration date			Dec. 31, 2022
Debt Instrument, Interest Rate, Stated Percentage			3.00%
Secured credit facilities | Maximum
Debt Instrument [Line Items]
Expiration date			Jun. 30, 2024
Debt Instrument, Interest Rate, Stated Percentage			3.50%
Sellers' Credit
Debt Instrument [Line Items]
Line of credit facility issuance date			Jan. 31, 2019
Maximum borrowing capacity			$ 20,000
Number of loan tranches			2
Vessel capacity in TEU			10,000
Number of vessels financed			2
Proceeds from lines of credit		$ 15,000
Loan's discount		$ 150
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Amount outstanding			$ 0	$ 15,000
Sellers' Credit | Tranche A
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 15,000
Repayments Of Lines Of Credit	$ 15,000
Sellers' Credit | Tranche B
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 5,000